Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements include the accounts of Vocera and its wholly owned subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation. The accompanying notes are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). Certain prior period amounts have been reclassified to be consistent with current period presentation.
Unaudited interim financial information
The accompanying balance sheet as of June 30, 2012 and the statements of operations and of cash flows for the six months ended June 30, 2011 and 2012 and the statement of convertible preferred stock and stockholders’ equity (deficit) for the six months ended June 30, 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position as of June 30, 2011 and June 30, 2012, and results of operations and cash flows for the six months ended June 30, 2011 and 2012. The financial data and other information disclosed in these notes to the financial statements related to the six-month periods are unaudited. The results of the six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012 or for any other interim period or for any future year.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. The estimates include, but are not limited to, revenue recognition, useful lives assigned to long-lived assets, warranty reserves, inventory reserves, the valuation of common and preferred stock and related warrants and options, stock-based compensation expense, provisions for income taxes and contingencies. Actual results could differ from these estimates, and such differences could be material to the Company’s financial position and results of operations.

Principles of consolidation
Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Cash, Cash Equivalents and Short-term Investments
Cash, cash equivalents and short-term investments
The Company’s cash equivalents and short-term investments consist of commercial paper, corporate debt securities and U.S. agency notes. These investments are classified as available-for-sale securities and are carried at fair value with the unrealized gains and losses reported as a component of stockholders’ equity. Management determines the appropriate classification of its investments at the time of purchase and reevaluates the available-for-sale designations as of each balance sheet date. The Company classifies its investments as either short-term or long-term based on each instrument’s underlying contractual maturity date. Investments with maturities of less than 12 months are classified as short-term and those with maturities greater than 12 months are classified as long-term. Investments with an original maturity of three months or less at the time of purchase are classified as cash equivalents.

Restricted cash
Restricted cash
Cash classified as restricted on the balance sheet at December 31, 2010 and 2011, and June 30, 2012 (unaudited), includes $0.2 million, $0.3 million and $0.3 million, respectively, the majority of which is security for a corporate travel card facility and credit card processing services. All restricted cash is current based upon the terms of the restriction on the credit card facilities.

Allowance for doubtful accounts
Allowance for doubtful accounts
The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence. The Company has not experienced significant credit losses from its accounts receivable. The Company performs a regular review of its customers’ payment histories and associated credit risks as it does not require collateral from its customers.

Inventories
Inventories
Inventories are valued at the lower of standard cost (which approximates computation actual cost on a first-in, first-out basis) or market (net realizable value or replacement cost). The Company assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon assumptions about future demand and market conditions.

Fair value of financial instruments
Fair value of financial instruments
The carrying values of the Company’s cash and cash equivalents approximate their fair value due to their short-term nature. As a basis for determining the fair value of its assets and liabilities, the Company established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data which requires the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value as measured on a recurring basis.
The Company's cash and money market funds, which include bank deposits, are classified within Level 1 of the fair value hierarchy because they are valued using bank balances or quoted market prices. The Company’s other cash equivalents and short-term investments are classified as Level 1 within the fair value hierarchy because they are valued using direct observations of quoted prices in active markets. The contractual maturities of the available-for-sale securities are less than twelve months; for the available-for-sale securities classified as cash equivalents, the contractual maturities are less than ninety days.
The Company’s preferred stock warrants were categorized as Level 3 because they were valued based on unobservable inputs and management’s judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such financial instruments. These assumptions are inherently subjective and involve significant management judgment.
As of December 31, 2010 and 2011, and June 30, 2012 (unaudited), the fair value hierarchy for the Company's financial assets and liabilities that are carried at fair value are as follows:

	December 31, 2010				December 31, 2011				June 30, 2012
									(unaudited)
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$—	$—	$—	$—	$—	$—	$—	$—	$7,501	$—	$—	$7,501
Certificates of deposits	—	—	—	—	—	—	—	—	995	—	—	995
Commercial paper	—	—	—	—	—	—	—	—	53,734	—	—	53,734
U.S. government and agency securities	—	—	—	—	—	—	—	—	9,991	—	—	9,991
Total assets measured at fair value	$—	$—	$—	$—	$—	$—	$—	$—	$72,221	$—	$—	$72,221

Liabilities
Convertible preferred stock warrants	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—
Total liabilities measured at fair value	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—

The Company performed a fair value assessment of the preferred stock warrant inputs at the end of each reporting period. The fair value of the preferred stock warrant liability was estimated using an option pricing model that takes into account the contract terms as well as multiple inputs such as the Company's stock price, risk-free interest rates and expected volatility that the Company could not corroborate with market data. These warrants to purchase preferred stock were converted into warrants to purchase shares of common stock at the applicable conversion rate for the related common stock upon the closing of the Company's IPO on April 2, 2012. The warrants were revalued upon the closing of the IPO, and as such, as of June 30, 2012 (unaudited) the convertible preferred stock warrant liability is zero. For the year ending December 31, 2011 the Company used a stock price of $13.32 - $14.16, risk-free interest rates of 0.10% - 6.0%, and expected volatility of 45% - 50%. For the six months ended June 30, 2012 (unaudited), the Company used a stock price of $16.00 - $23.40, risk-free interest rates of 0.07% - 0.66%, and expected volatility of 45% - 50%. Any change in fair value is recognized as a component of other income (expense), net, in the consolidated statements of operations.

The changes in the fair value of the convertible preferred stock warrant liability is as follows:

	Years ended December 31,		Six months ended June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Fair value at beginning of period	$802	$1,127	$1,853
Change in fair value	325	981	1,631
Exercise of convertible preferred stock warrants	—	(255)	(343)
Conversion of preferred stock warrants to common stock warrants	—	—	(3,141)
Fair value at end of period	$1,127	$1,853	$—

The estimated fair value of our current and long-term borrowings based on a market approach was approximately $8.3 million as of December 31, 2011 and represented a Level 2 valuation. The Company did not have any current or long-term borrowings as of June 30, 2012 (unaudited). When determining the estimated fair value of our debt, we used a commonly accepted valuation methodology and market-based risk measurements, such as credit risk.

Concentration of credit risk and other risks and uncertainties
Concentration of credit risk and other risks and uncertainties
Financial instruments that subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalents are deposited with high quality financial institutions. Deposits at these institutions may, at times, exceed federally insured limits. Management believes that these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Company has not experienced any losses on its deposits of cash and cash equivalents. Marketable securities are stated at their estimated fair value, based on quoted market prices for the same instruments. The counterparties to the agreements relating to the Company's investment securities consist of major corporations, financial institutions and government agencies of high credit standing.
The primary hardware component of the Company’s products is currently manufactured by a third-party contractor in Mexico. A significant disruption in the operations of this contractor may impact the production of the Company’s products for a substantial period of time, which could harm the Company’s business, financial condition and results of operations.
Concentration of credit risk with respect to trade accounts receivable is considered to be limited due to the diversity of the Company’s customer base and geographic sales areas. At December 31, 2010 and 2011 and for the six months ended June 30, 2012 (unaudited), no customer accounted for 10% or more of accounts receivable. For the years ended December 31, 2010 and 2011 and for the six months ended June 30, 2012 (unaudited), no customer represented 10% or more of revenue.

Property and equipment
Property and equipment
Property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful economic lives of the assets. All assets have useful economic lives of three years except for leasehold improvements, which are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets. Upon retirement or sale, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs which are not considered improvements and do not extend the useful life of the assets are charged to operations as incurred.

Goodwill and intangible assets
Goodwill and intangible assets
The Company allocates the purchase price of any acquisitions to tangible assets and liabilities and identifiable intangible assets acquired. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates are based on information obtained from management of the acquired companies and historical experience. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable, and if different estimates were used the purchase price for the acquisition could be allocated to the acquired assets and liabilities differently from the allocation that the Company has made. In addition, unanticipated events and circumstances may occur which may affect the accuracy or validity of such estimates. If such events occur we may be required to record a charge against the value ascribed to an acquired asset or an increase in the amounts recorded for assumed liabilities.
Goodwill
Goodwill is tested for impairment at the reporting unit level at least annually or more often if events or changes in circumstances indicate the carrying value may not be recoverable. No impairment was recorded in 2010, 2011 or during the six months ended June 30, 2012 (unaudited). As of June 30, 2012 (unaudited), no changes in circumstances indicate that goodwill carrying values may not be recoverable. Application of the goodwill impairment test requires judgment. Circumstances that could affect the valuation of goodwill include, among other things, a significant change in our business climate and the buying habits of our customers along with changes in the costs to provide our products and services. The Company has identified two operating segments (Product and Service) which management also considers to be reporting units.
Intangible assets
In connection with the acquisitions made in 2010, the Company recorded intangible assets. The Company applied an income approach to determine the values of these intangible assets; the income approach measures the value of an asset based on the future cash flows it is expected to generate over its remaining life. The application of the income approach requires estimates of future cash flows based upon, among other things, certain assumptions about expected future operating performance and an appropriate discount rate determined by our management. In applying the income approach, the Company used both the discounted cash flow and profit allocation methods.
Intangible assets are amortized over their estimated useful lives. Upon completion of development, acquired in-process research and development assets are generally considered amortizable, finite-lived assets and are amortized over their estimated useful lives. Finite-lived intangible assets consist of customer contracts, trademarks, and non-compete agreements. The Company evaluates intangible assets for impairment by assessing the recoverability of these assets whenever adverse events or changes in circumstances or business climate indicate that expected undiscounted future cash flows related to such intangible assets may not be sufficient to support the net book value of such assets. An impairment is recognized in the period of identification to the extent the carrying amount of an asset exceeds the fair value of such asset. No impairment of intangible assets was recorded in 2010, 2011 or during the six months ended June 30, 2012 (unaudited).
Significant judgments required in assessing the impairment of goodwill and intangible assets include the identification of reporting units, identifying whether events or changes in circumstances require an impairment assessment, estimating future cash flows, determining appropriate discount and growth rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value as to whether an impairment exists and, if so, the amount of that impairment.

Impairment of long-lived assets
Impairment of long-lived assets
The Company periodically reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset is impaired or the estimated useful lives are no longer appropriate. Fair value is estimated based on discounted future cash flows. If indicators of impairment exist and the undiscounted projected cash flows associated with such assets are less than the carrying amount of the asset, an impairment loss is recorded to write the asset down to its estimated fair values. To date, the Company has not recorded any impairment charges.

Convertible preferred stock warrants
Convertible preferred stock warrants
Prior to the Company's IPO, the warrants that were related to the Company’s convertible preferred stock were classified as liabilities on the Company’s consolidated balance sheet. The warrants were subject to reassessment at each balance sheet date, and any change in fair value was recognized as a component of other income (expense), net. The Company adjusted the liability for changes in fair value until the earlier of the exercise or expiration of the warrants or the completion of a liquidation event. The warrants to purchase preferred stock were converted into warrants to purchase shares of common stock at the applicable conversion rate for the related common stock upon the closing of the Company's IPO on April 2, 2012. The warrants were revalued and converted upon the closing of the IPO and as such, as of June 30, 2012 (unaudited) the convertible preferred stock liability is zero.

Revenue recognition
Revenue recognition
The Company derives revenue from the sales of communication badges, smartphones, perpetual software licenses for software that is essential to the functionality of the communication badges, software maintenance, extended warranty and professional services. The Company also derives revenue from the sale of licenses for software that is not essential to the functionality of the communication badges.
Revenue is recognized when

•	there is persuasive evidence that an arrangement exists, in the form of a written contract, amendments to that contract, or purchase orders from a third party

•	delivery has occurred or services have been rendered

•	the price is fixed or determinable after evaluating the risk of concession

•	collectability is probable and/or reasonably assured based on customer creditworthiness and past history of collection
A typical sales arrangement involves multiple elements, such as sales of communication badges, perpetual software licenses, professional services and maintenance services which entitle customers to unspecified upgrades, bug fixes, patch releases and telephone support. Revenue from the sale of communication badges and perpetual software licenses is recognized upon shipment or delivery at the customers’ premises as the contractual provisions governing sales of these products do not include any provisions regarding acceptance, performance or general right of return or cancellation or termination provisions adversely affecting revenue recognition. Revenue from the sale of maintenance services on software licenses is recognized over the period during which the services are provided, which is generally one year. Revenue from professional services is recognized either on a time and materials basis as the services are provided, or on a fixed fee basis based on milestones, both of which generally take place over a period of two to twelve weeks.
For contracts that were signed prior to January 1, 2010 and were not materially modified after that date, the Company recognizes revenue on such arrangements in accordance with the discussion under the authoritative guidance for Software Revenue Recognition, for all elements under such arrangements, as the Company’s software licenses sold as part of such multiple element arrangements are considered essential to the functionality of the communications system. The arrangement consideration is allocated between each element in a multiple element arrangement based on vendor-specific objective evidence, or VSOE, of fair value. The Company applied the residual method whereby only the fair value of the undelivered element, based on VSOE, is deferred and the remaining residual fee is recognized when delivered. The Company established VSOE of fair value for maintenance services based on actual renewal rates. The VSOE of fair value for professional services is based on the rates charged for those services when sold independently from a software license.
In October 2009, the Financial Accounting Standards Board ("FASB") amended the guidance for revenue recognition for tangible products containing software components that function together to deliver the products essential functionality and also amended the accounting guidance for multiple element arrangements. The Company concluded that both standards were applicable to the Company’s products and arrangements and elected to early adopt these standards on a prospective basis for revenue arrangements entered into or materially modified after January 1, 2010. Under the new guidance, tangible products, containing both software and non-software components that function together to deliver a tangible product’s essential functionality, will no longer be subject to software revenue accounting.
The amended guidance for multiple element arrangements:

•	provides updated guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated and how the consideration should be allocated

•
requires an entity to allocate revenue in an arrangement using best evidence of selling price, or BESP, if a vendor does not have vendor specific evidence, or VSOE, of fair value or third party evidence, or TPE, of fair value

•	eliminates the use of the residual method and require an entity to allocate revenue using the relative selling price method
Under the new guidance, tangible products and the essential software licenses that work together with such tangible products to provide them their essential functionality are now not subject to software revenue recognition accounting rules (non-software elements), while non-essential software licenses are still governed under software revenue recognition rules (software elements). In such multiple element arrangements, the Company first allocates the total arrangement consideration based on the relative selling prices of the software group of elements as a whole and to the non-software elements. For its multiple-element arrangements, the Company allocates revenue to each element based on a selling price hierarchy at the arrangement inception. The selling price for each element is based upon the following selling price hierarchy: VSOE if available, third party evidence, or TPE, if VSOE is not available, or best estimate of selling price, or BESP, if neither VSOE nor TPE are available. The Company then further allocate consideration within the software group to the respective elements within that group following the authoritative guidance for software revenue recognition and our policies as described above.
The Company allocates revenue to all deliverables based on their relative selling prices, which for the majority of the Company’s products and services is based on VSOE of fair value. The Company has established VSOE of fair value for its communication badges, smartphones, software maintenance, extended warranty, and professional services. VSOE of fair value is established based on selling prices when the elements are sold separately and such selling prices fall within a relatively narrow band or through actual maintenance renewal rates. The Company establishes best evidence of selling price, or BESP, considering multiple factors including normal pricing and discounting practices, which considers market conditions, internal costs and gross margin objectives. The Company established BESP for perpetual licenses based on a range of actual discounts off list price, as the actual selling prices for perpetual licenses fall within a relatively narrow range.
Each element is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. The Company considers a deliverable to have standalone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, the Company’s revenue arrangements do not include a general right of return. The Company limits the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions. The adoption of the amended revenue recognition guidance did not result in any significant changes to the individual deliverables to which the Company allocates revenue as the fair value for most of the deliverables is based on VSOE, or the timing of revenue recognized from the individual deliverables.
The Company also derives revenue from the provision of hosted services on a subscription basis and software sold under term licenses. Revenue from the sale of these products and services are not sold as part of multiple element arrangements and such arrangements are recognized ratably over the term of the arrangement.
A portion of the Company's sales are made through multi-year lease agreements. Under sales-type leases, the Company recognizes revenue for hardware and software products net of lease execution costs such as post-installation product maintenance and technical support, at the net present value of the lease payment stream. The Company records the fair value of equipment as sales revenue, the cost of equipment as cost of sales and the minimum lease payments as lease receivables. The difference between the lease receivable and the equipment fair value is recorded as unearned income and is amortized as income over the lease term using the interest method. The Company believes that its sales-type lease portfolio contains only normal collection risk. The Company may optimize cash flows by selling a majority of the leases to third-party leasing finance companies on a non-recourse basis. The Company has no obligation to the leasing company once the lease has been sold. Some of the sales-type leases are retained in-house.

Shipping and handling costs
Shipping and handling costs
Shipping and handling costs charged to customers are included in revenue and the associated expense is recorded in cost of products sold in the statements of operations for all periods presented.

Research and development expenditures
Research and development expenditures
Research and development costs are charged to operations as incurred. Software development costs incurred prior to the establishment of technological feasibility are included in research and development and are expensed as incurred. After technological feasibility is established, material software development costs up to general availability of the software will be capitalized and amortized on a straight-line basis over the estimated product life, or based on the ratio of current revenues to total projected product revenues, whichever is greater. To date, the time between the establishment of technological feasibility and general availability has been very short and therefore no significant costs have been incurred. Accordingly, the Company has not capitalized any software development costs.

Advertising costs
Advertising costs
Advertising costs are included in sales and marketing expense and are expensed as incurred. Advertising costs for the years ended December 31, 2009, 2010 and 2011 and the six months ended June 30, 2012 (unaudited) were immaterial.

Product warranties
Product warranties
The Company offers warranties on certain products and records a liability for the estimated future costs associated with warranty claims, which is based upon historical experience and the Company’s estimate of the level of future costs. Warranty costs are reflected in the consolidated statement of operations as cost of sales.

Stock-based compensation
Stock-based compensation
For options granted to employees, stock-based compensation is measured at grant date based on the fair value of the award and is expensed on a straight-line basis over the requisite service period. The Company determines the grant date fair value of the options using the Black-Scholes option-pricing model. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest. The fair value of options granted to non-employees is amortized over the vesting period, on a straight-line basis.
For stock options issued to employees and non-employees with specific performance criteria, the Company makes a determination at each balance sheet date whether the performance criteria are probable of being achieved. Compensation expense is recognized until such time as the performance criteria are met or when it is probable that the criteria will not be met.
The Company will only recognize a tax benefit from stock-based awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized. In addition, the Company has elected to account for the indirect effects of stock-based awards on other tax attributes, such as the research tax credit, through its statement of operations.

Income taxes
Income taxes
The Company uses the asset and liability method of accounting for income taxes. Under this method, the Company records deferred income taxes based on temporary differences between the financial reporting and tax bases of assets and liabilities and use enacted tax rates and laws that the Company expects will be in effect when they recover those assets or settle those liabilities, as the case may be, to measure those taxes. In cases where the expiration date of tax carryforwards or the projected operating results indicate that realization is not likely, the Company provides for a valuation allowance. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.
The Company has deferred tax assets, resulting from net operating losses, research and development credits and temporary differences that may reduce taxable income in future periods. A valuation allowance is required when it is more likely than not that all or a portion of a deferred tax asset will not be realized. In assessing the need for a valuation allowance, the Company estimates future taxable income, considering the feasibility of ongoing tax-planning strategies and the realizability of tax loss carryforwards. Valuation allowances related to deferred tax assets can be impacted by changes in tax laws, changes in statutory tax rates and future taxable income levels. If the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, it would reduce such amounts through a charge to income in the period in which that determination is made. Conversely, if it were to determine that it would be able to realize its deferred tax assets in the future in excess of the net carrying amounts, it would decrease the recorded valuation allowance through an increase to income in the period in which that determination is made. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets in the U.S. and Canada can be realized as of December 31, 2011 and the six months ended June 30, 2012 (unaudited); accordingly, the Company has recorded a full valuation allowance on its deferred tax assets.
In the ordinary course of business there is inherent uncertainty in quantifying the Company’s income tax positions. The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company has recorded the highest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements.
The Company includes interest and penalties with income taxes in the accompanying statement of operations. All of the Company’s net operating losses and research credit carryforwards prior to 2007 are subject to tax authority adjustment and all years after 2006 are still subject to tax authority examinations. The Company is currently not subject to any income tax audit examinations by tax authorities in any jurisdictions including U.S. federal, state and local or foreign countries.

Foreign currency translation
Foreign currency translation
The functional currency of the Company’s foreign subsidiaries is the U.S. dollar. Translation adjustments resulting from remeasuring the foreign currency denominated financial statements of the subsidiaries into U.S. dollars are included in the Company’s consolidated statements of operations. Translation gains and losses have not been significant to date.

Segments
Segments
Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer.
The Company has two operating segments which are both reportable business segments: (i) Product; and (ii) Service, both of which are comprised of Vocera’s and its wholly-owned subsidiaries’ results from operations.

Comprehensive income
Comprehensive income (loss)
Comprehensive income includes all changes in equity (net assets) during a period from non-owner sources. Historically, there were no components of comprehensive income which were excluded from net income (loss). For the six months ended June 30, 2012 (unaudited) the Company had unrealized losses on available-for-sale securities. There were no other components within comprehensive income (loss) for the six months ended June 30, 2012 (unaudited).

Recent accounting pronouncement
Recent accounting pronouncements
In June 2011, the FASB issued new disclosure guidance related to the presentation of the statement of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the consolidated statement of stockholders’ equity. The requirement to present reclassification adjustments out of accumulated other comprehensive income on the face of the consolidated statement of income has been deferred. The Company adopted this accounting standard effective January 1, 2012; so the adoption of this standard did not have a material impact on the financial position or results of operations of the Company.
In September 2011, the FASB issued new accounting guidance that simplifies goodwill impairment tests. The new guidance states that a “qualitative” assessment may be performed to determine whether further impairment testing is necessary. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. Prior to the amendment, entities were required to test goodwill for impairment, on at least an annual basis, by first comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is calculated as being less than its carrying amount, then the second step of the quantitative test is to be performed to measure the amount of impairment loss, if any. The Company adopted this accounting standard effective January 1, 2012; the adoption of this standard did not have a material impact on the financial position or results of operations of the Company.
The Company qualifies as an “emerging growth company” pursuant to the provisions of the JOBS Act, enacted on April 5, 2012. Section 102 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. However, the Company has chosen to “opt out” of such extended transition period, and as a result, it will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. The decision to opt out of the extended transition period is irrevocable.

In July 2012, the FASB issued amended guidance that simplifies how entities test indefinite-lived intangible assets other than goodwill for impairment.  After an assessment of certain qualitative factors, if it is determined to be more likely than not that an indefinite-lived asset is impaired, entities must perform the quantitative impairment test.  Otherwise, the quantitative test is optional.  The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted.  The adoption of this guidance is not expected to have a material impact on the financial position or results of operations of the Company.